September 27, 2018

Wellington Management Company LLP
Attention:  Legal and Compliance
280 Congress Street
Boston, MA 02210

Re: Amendment to Schedule B


Dear Sir or Madam:

	This letter agreement serves to amend Schedule
B ("Schedule B") to our Investment Sub-Advisory
Agreement, dated October 2, 2012, as amended from time to time (the "Agreement").

       The amended Schedule B reflects the new sub-advisory fees. Amended Schedule B shall replace the existing Schedule B effective October 1, 2018.

	The Agreement otherwise remains unchanged and shall continue in full force and effect.

	In the space provided below, please
acknowledge your agreement to the foregoing.

Very truly yours,

Charles Schwab Investment Management, Inc.


By:	/s/ Marie Chandoha
Name:	Marie Chandoha
Title:	President and Chief Executive Officer


ACKNOWLEDGED AND AGREED TO:

Wellington Management Company LLP


By:	/s/ Michael Boudens
Name:	Michael Boudens
Title:	Senior Managing Director



SCHEDULE B
TO THE
INVESTMENT SUB-ADVISORY AGREEMENT
BETWEEN
CHARLES SCHWAB INVESTMENT MANAGEMENT,
INC.
AND
WELLINGTON MANAGEMENT COMPANY LLP


zFEES

Fees will be accrued each day by applying to the Net
Asset Value of the Managed Assets at the end of that
day, the daily rate, using a 365-day year, equivalent to
the applicable fee percentage set forth below ("Company
Percentage").   Fees will be paid within 30 days
following the end of each calendar quarter.

COMPANY PERCENTAGE

62 basis points on all Managed Assets.

Effective Date of this Schedule B:  October 1, 2018